Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST VII
Entity Central Index Key	0000318874
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000118299 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R6
Trading Symbol	EQNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$63	0.55%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R6 shares of the MFS Equity Income Fund (fund) provided a total return of 27.43%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 31.19%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within both the financials and information technology sectors contributed to the fund's relative performance.
    The combination of security selection and an overweight position in the energy sector also supported relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials and health care sectors held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	27.43%	12.59%	12.94%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	12.86%	15.08%
Russell 1000® Value Index ∆	31.19%	11.83%	11.62%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 1, 2026, the Russell 1000® Value Index replaced the Standard & Poor's 500 Stock Index as the fund's primary benchmark. The fund continues to use the Standard & Poor's 500 Stock Index as the broadbased benchmark.

Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 922,612,985
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 3,595,531	[1]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	922,612,985	Total Management Fee ($)#:	3,595,531
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Financials	22.5%
Information Technology	14.9%
Health Care	12.3%
Industrials	9.0%
Consumer Discretionary	8.7%
Energy	7.3%
Consumer Staples	6.6%
Utilities	5.7%
Real Estate	5.0%
Communication Services	4.3%
Materials	1.9%
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%

C000118298 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R4
Trading Symbol	EQNUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$72	0.63%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R4 shares of the MFS Equity Income Fund (fund) provided a total return of 27.31%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 31.19%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within both the financials and information technology sectors contributed to the fund's relative performance.
    The combination of security selection and an overweight position in the energy sector also supported relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials and health care sectors held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	27.31%	12.50%	12.84%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	12.86%	15.08%
Russell 1000® Value Index ∆	31.19%	11.83%	11.62%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 1, 2026, the Russell 1000® Value Index replaced the Standard & Poor's 500 Stock Index as the fund's primary benchmark. The fund continues to use the Standard & Poor's 500 Stock Index as the broadbased benchmark.

Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 922,612,985
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 3,595,531	[2]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	922,612,985	Total Management Fee ($)#:	3,595,531
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Financials	22.5%
Information Technology	14.9%
Health Care	12.3%
Industrials	9.0%
Consumer Discretionary	8.7%
Energy	7.3%
Consumer Staples	6.6%
Utilities	5.7%
Real Estate	5.0%
Communication Services	4.3%
Materials	1.9%
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%

C000118297 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R3
Trading Symbol	EQNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$100	0.88%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R3 shares of the MFS Equity Income Fund (fund) provided a total return of 27.00%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 31.19%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within both the financials and information technology sectors contributed to the fund's relative performance.
    The combination of security selection and an overweight position in the energy sector also supported relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials and health care sectors held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	27.00%	12.23%	12.56%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	12.86%	15.08%
Russell 1000® Value Index ∆	31.19%	11.83%	11.62%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 1, 2026, the Russell 1000® Value Index replaced the Standard & Poor's 500 Stock Index as the fund's primary benchmark. The fund continues to use the Standard & Poor's 500 Stock Index as the broadbased benchmark.

Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 922,612,985
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 3,595,531	[3]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	922,612,985	Total Management Fee ($)#:	3,595,531
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Financials	22.5%
Information Technology	14.9%
Health Care	12.3%
Industrials	9.0%
Consumer Discretionary	8.7%
Energy	7.3%
Consumer Staples	6.6%
Utilities	5.7%
Real Estate	5.0%
Communication Services	4.3%
Materials	1.9%
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%

C000118296 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R2
Trading Symbol	EQNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$128	1.13%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R2 shares of the MFS Equity Income Fund (fund) provided a total return of 26.67%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 31.19%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within both the financials and information technology sectors contributed to the fund's relative performance.
    The combination of security selection and an overweight position in the energy sector also supported relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials and health care sectors held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	26.67%	11.94%	12.27%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	12.86%	15.08%
Russell 1000® Value Index ∆	31.19%	11.83%	11.62%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 1, 2026, the Russell 1000® Value Index replaced the Standard & Poor's 500 Stock Index as the fund's primary benchmark. The fund continues to use the Standard & Poor's 500 Stock Index as the broadbased benchmark.

Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 922,612,985
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 3,595,531	[4]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	922,612,985	Total Management Fee ($)#:	3,595,531
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Financials	22.5%
Information Technology	14.9%
Health Care	12.3%
Industrials	9.0%
Consumer Discretionary	8.7%
Energy	7.3%
Consumer Staples	6.6%
Utilities	5.7%
Real Estate	5.0%
Communication Services	4.3%
Materials	1.9%
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%

C000118295 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class R1
Trading Symbol	EQNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$184	1.63%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R1 shares of the MFS Equity Income Fund (fund) provided a total return of 26.08%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 31.19%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within both the financials and information technology sectors contributed to the fund's relative performance.
    The combination of security selection and an overweight position in the energy sector also supported relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials and health care sectors held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	26.08%	11.39%	11.72%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	12.86%	15.08%
Russell 1000® Value Index ∆	31.19%	11.83%	11.62%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 1, 2026, the Russell 1000® Value Index replaced the Standard & Poor's 500 Stock Index as the fund's primary benchmark. The fund continues to use the Standard & Poor's 500 Stock Index as the broadbased benchmark.

Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 922,612,985
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 3,595,531	[5]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	922,612,985	Total Management Fee ($)#:	3,595,531
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Financials	22.5%
Information Technology	14.9%
Health Care	12.3%
Industrials	9.0%
Consumer Discretionary	8.7%
Energy	7.3%
Consumer Staples	6.6%
Utilities	5.7%
Real Estate	5.0%
Communication Services	4.3%
Materials	1.9%
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%

C000118294 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class I
Trading Symbol	EQNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$72	0.63%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class I shares of the MFS Equity Income Fund (fund) provided a total return of 27.31%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 31.19%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within both the financials and information technology sectors contributed to the fund's relative performance.
    The combination of security selection and an overweight position in the energy sector also supported relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials and health care sectors held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	27.31%	12.50%	12.85%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	12.86%	15.08%
Russell 1000® Value Index ∆	31.19%	11.83%	11.62%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 1, 2026, the Russell 1000® Value Index replaced the Standard & Poor's 500 Stock Index as the fund's primary benchmark. The fund continues to use the Standard & Poor's 500 Stock Index as the broadbased benchmark.

Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 922,612,985
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 3,595,531	[6]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	922,612,985	Total Management Fee ($)#:	3,595,531
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Financials	22.5%
Information Technology	14.9%
Health Care	12.3%
Industrials	9.0%
Consumer Discretionary	8.7%
Energy	7.3%
Consumer Staples	6.6%
Utilities	5.7%
Real Estate	5.0%
Communication Services	4.3%
Materials	1.9%
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%

C000118293 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class C
Trading Symbol	EQNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$184	1.63%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class C shares of the MFS Equity Income Fund (fund) provided a total return of 26.08%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 31.19%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within both the financials and information technology sectors contributed to the fund's relative performance.
    The combination of security selection and an overweight position in the energy sector also supported relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials and health care sectors held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	26.08%	11.39%	11.72%
C with CDSC (1% for 12 months)×	25.08%	11.39%	11.72%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	12.86%	15.08%
Russell 1000® Value Index ∆	31.19%	11.83%	11.62%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 1, 2026, the Russell 1000® Value Index replaced the Standard & Poor's 500 Stock Index as the fund's primary benchmark. The fund continues to use the Standard & Poor's 500 Stock Index as the broadbased benchmark.

Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 922,612,985
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 3,595,531	[7]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	922,612,985	Total Management Fee ($)#:	3,595,531
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Financials	22.5%
Information Technology	14.9%
Health Care	12.3%
Industrials	9.0%
Consumer Discretionary	8.7%
Energy	7.3%
Consumer Staples	6.6%
Utilities	5.7%
Real Estate	5.0%
Communication Services	4.3%
Materials	1.9%
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%

C000118292 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class B
Trading Symbol	EQNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$184	1.63%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class B shares of the MFS Equity Income Fund (fund) provided a total return of 26.03%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 31.19%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within both the financials and information technology sectors contributed to the fund's relative performance.
    The combination of security selection and an overweight position in the energy sector also supported relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials and health care sectors held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	26.03%	11.39%	11.71%
B with CDSC (declining over six years from 4% to 0%)×	22.03%	11.13%	11.71%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	12.86%	15.08%
Russell 1000® Value Index ∆	31.19%	11.83%	11.62%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 1, 2026, the Russell 1000® Value Index replaced the Standard & Poor's 500 Stock Index as the fund's primary benchmark. The fund continues to use the Standard & Poor's 500 Stock Index as the broadbased benchmark.

Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 922,612,985
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 3,595,531	[8]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	922,612,985	Total Management Fee ($)#:	3,595,531
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Financials	22.5%
Information Technology	14.9%
Health Care	12.3%
Industrials	9.0%
Consumer Discretionary	8.7%
Energy	7.3%
Consumer Staples	6.6%
Utilities	5.7%
Real Estate	5.0%
Communication Services	4.3%
Materials	1.9%
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%

C000118291 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Equity Income Fund
Class Name	Class A
Trading Symbol	EQNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$100	0.88%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class A shares of the MFS Equity Income Fund (fund) provided a total return of 26.97%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 31.19%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within both the financials and information technology sectors contributed to the fund's relative performance.
    The combination of security selection and an overweight position in the energy sector also supported relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials and health care sectors held back the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	26.97%	12.22%	12.56%
A with initial sales charge (5.75%)	19.67%	10.90%	11.89%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	12.86%	15.08%
Russell 1000® Value Index ∆	31.19%	11.83%	11.62%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 1, 2026, the Russell 1000® Value Index replaced the Standard & Poor's 500 Stock Index as the fund's primary benchmark. The fund continues to use the Standard & Poor's 500 Stock Index as the broadbased benchmark.

Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 922,612,985
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 3,595,531	[9]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	922,612,985	Total Management Fee ($)#:	3,595,531
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Financials	22.5%
Information Technology	14.9%
Health Care	12.3%
Industrials	9.0%
Consumer Discretionary	8.7%
Energy	7.3%
Consumer Staples	6.6%
Utilities	5.7%
Real Estate	5.0%
Communication Services	4.3%
Materials	1.9%
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%

C000224114 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class A
Trading Symbol	EEMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$146	1.24%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class A shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 34.69%, at net asset value. This compares with a return of 36.44% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the information technology sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection within the communication services sector weighed on the fund's relative returns.
    The combination of overweight positions and, to a lesser extent, stock selection within both the energy and consumer staples sectors further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
*For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	34.69%	7.20%	5.02%
A with initial sales charge (5.75%)	26.95%	5.94%	3.89%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	36.44%	8.03%	5.82%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 5,460,576
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 42,244	[10]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	5,460,576	Total Management Fee ($)#:	42,244
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%
Issuer country weightings
Taiwan	26.5%
China	21.4%
South Korea	18.1%
India	10.3%
Brazil	7.1%
Hong Kong	2.3%
Mexico	2.3%
Portugal	1.8%
United States	1.7%
Other Countries	8.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%

C000224117 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class C
Trading Symbol	EEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$232	1.99%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class C shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 33.63%, at net asset value. This compares with a return of 36.44% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the information technology sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection within the communication services sector weighed on the fund's relative returns.
    The combination of overweight positions and, to a lesser extent, stock selection within both the energy and consumer staples sectors further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	33.63%	6.39%	4.23%
C with CDSC (1% for 12 months)×	32.63%	6.39%	4.23%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	36.44%	8.03%	5.82%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 5,460,576
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 42,244	[11]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	5,460,576	Total Management Fee ($)#:	42,244
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%
Issuer country weightings
Taiwan	26.5%
China	21.4%
South Korea	18.1%
India	10.3%
Brazil	7.1%
Hong Kong	2.3%
Mexico	2.3%
Portugal	1.8%
United States	1.7%
Other Countries	8.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%

C000224115 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class I
Trading Symbol	EEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$116	0.99%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class I shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 34.94%, at net asset value. This compares with a return of 36.44% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the information technology sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection within the communication services sector weighed on the fund's relative returns.
    The combination of overweight positions and, to a lesser extent, stock selection within both the energy and consumer staples sectors further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	34.94%	7.45%	5.27%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	36.44%	8.03%	5.82%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 5,460,576
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 42,244	[12]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	5,460,576	Total Management Fee ($)#:	42,244
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%
Issuer country weightings
Taiwan	26.5%
China	21.4%
South Korea	18.1%
India	10.3%
Brazil	7.1%
Hong Kong	2.3%
Mexico	2.3%
Portugal	1.8%
United States	1.7%
Other Countries	8.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%

C000224118 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class R1
Trading Symbol	EEMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$232	1.99%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R1 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 33.60%, at net asset value. This compares with a return of 36.44% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the information technology sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection within the communication services sector weighed on the fund's relative returns.
    The combination of overweight positions and, to a lesser extent, stock selection within both the energy and consumer staples sectors further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	33.60%	6.39%	4.23%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	36.44%	8.03%	5.82%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 5,460,576
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 42,244	[13]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	5,460,576	Total Management Fee ($)#:	42,244
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%
Issuer country weightings
Taiwan	26.5%
China	21.4%
South Korea	18.1%
India	10.3%
Brazil	7.1%
Hong Kong	2.3%
Mexico	2.3%
Portugal	1.8%
United States	1.7%
Other Countries	8.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%

C000224113 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class R2
Trading Symbol	EEMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$175	1.49%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R2 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 34.30%, at net asset value. This compares with a return of 36.44% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the information technology sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection within the communication services sector weighed on the fund's relative returns.
    The combination of overweight positions and, to a lesser extent, stock selection within both the energy and consumer staples sectors further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	34.30%	6.92%	4.75%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	36.44%	8.03%	5.82%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 5,460,576
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 42,244	[14]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	5,460,576	Total Management Fee ($)#:	42,244
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%
Issuer country weightings
Taiwan	26.5%
China	21.4%
South Korea	18.1%
India	10.3%
Brazil	7.1%
Hong Kong	2.3%
Mexico	2.3%
Portugal	1.8%
United States	1.7%
Other Countries	8.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%

C000224112 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class R3
Trading Symbol	EEMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$145	1.24%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R3 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 34.60%, at net asset value. This compares with a return of 36.44% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the information technology sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection within the communication services sector weighed on the fund's relative returns.
    The combination of overweight positions and, to a lesser extent, stock selection within both the energy and consumer staples sectors further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	34.60%	7.19%	5.02%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	36.44%	8.03%	5.82%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 5,460,576
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 42,244	[15]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	5,460,576	Total Management Fee ($)#:	42,244
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%
Issuer country weightings
Taiwan	26.5%
China	21.4%
South Korea	18.1%
India	10.3%
Brazil	7.1%
Hong Kong	2.3%
Mexico	2.3%
Portugal	1.8%
United States	1.7%
Other Countries	8.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%

C000224111 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class R4
Trading Symbol	EEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$116	0.99%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R4 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 35.05%, at net asset value. This compares with a return of 36.44% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the information technology sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection within the communication services sector weighed on the fund's relative returns.
    The combination of overweight positions and, to a lesser extent, stock selection within both the energy and consumer staples sectors further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	35.05%	7.46%	5.28%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	36.44%	8.03%	5.82%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 5,460,576
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 42,244	[16]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	5,460,576	Total Management Fee ($)#:	42,244
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%
Issuer country weightings
Taiwan	26.5%
China	21.4%
South Korea	18.1%
India	10.3%
Brazil	7.1%
Hong Kong	2.3%
Mexico	2.3%
Portugal	1.8%
United States	1.7%
Other Countries	8.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%

C000224116 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Research Fund
Class Name	Class R6
Trading Symbol	EEMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$116	0.99%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R6 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 34.91%, at net asset value. This compares with a return of 36.44% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the information technology sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection within the communication services sector weighed on the fund's relative returns.
    The combination of overweight positions and, to a lesser extent, stock selection within both the energy and consumer staples sectors further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	34.91%	7.47%	5.29%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	36.44%	8.03%	5.82%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 5,460,576
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 42,244	[17]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	5,460,576	Total Management Fee ($)#:	42,244
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%
Issuer country weightings
Taiwan	26.5%
China	21.4%
South Korea	18.1%
India	10.3%
Brazil	7.1%
Hong Kong	2.3%
Mexico	2.3%
Portugal	1.8%
United States	1.7%
Other Countries	8.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%

C000232770 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Equity Fund(formerly MFS® Intrinsic Value Fund)
Class Name	Class R6
Trading Symbol	UIVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Equity Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R6 shares of the MFS Intrinsic Equity Fund (fund) provided a total return of 8.99%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's decision to avoid investments in the utilities sector contributed positively to its relative performance.
    An underweight allocation to the consumer discretionary sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of stock selection and an underweight allocation to the information technology sector held back the fund's relative performance.
    Stock selection within both the health care and industrials sectors further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	8.99%	8.56%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	13.77%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Apr. 30, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 4,882,970
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 27,074	[18]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	4,882,970	Total Management Fee ($)#:	27,074
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	96.7%
Money Market Funds	3.3%
Equity sectors
Financials	17.9%
Health Care	16.6%
Information Technology	16.1%
Industrials	15.9%
Materials	15.7%
Consumer Discretionary	6.2%
Consumer Staples	4.5%
Energy	2.7%
Real Estate	1.1%
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000232771 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Equity Fund(formerly MFS® Intrinsic Value Fund)
Class Name	Class R4
Trading Symbol	UIVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Equity Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R4 shares of the MFS Intrinsic Equity Fund (fund) provided a total return of 9.04%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's decision to avoid investments in the utilities sector contributed positively to its relative performance.
    An underweight allocation to the consumer discretionary sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of stock selection and an underweight allocation to the information technology sector held back the fund's relative performance.
    Stock selection within both the health care and industrials sectors further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R4 without sales charge	9.04%	8.54%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	13.77%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Apr. 30, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 4,882,970
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 27,074	[19]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	4,882,970	Total Management Fee ($)#:	27,074
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	96.7%
Money Market Funds	3.3%
Equity sectors
Financials	17.9%
Health Care	16.6%
Information Technology	16.1%
Industrials	15.9%
Materials	15.7%
Consumer Discretionary	6.2%
Consumer Staples	4.5%
Energy	2.7%
Real Estate	1.1%
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000232772 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Equity Fund(formerly MFS® Intrinsic Value Fund)
Class Name	Class R3
Trading Symbol	UIVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Equity Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R3 shares of the MFS Intrinsic Equity Fund (fund) provided a total return of 8.71%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's decision to avoid investments in the utilities sector contributed positively to its relative performance.
    An underweight allocation to the consumer discretionary sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of stock selection and an underweight allocation to the information technology sector held back the fund's relative performance.
    Stock selection within both the health care and industrials sectors further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R3 without sales charge	8.71%	8.27%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	13.77%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Apr. 30, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 4,882,970
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 27,074	[20]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	4,882,970	Total Management Fee ($)#:	27,074
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	96.7%
Money Market Funds	3.3%
Equity sectors
Financials	17.9%
Health Care	16.6%
Information Technology	16.1%
Industrials	15.9%
Materials	15.7%
Consumer Discretionary	6.2%
Consumer Staples	4.5%
Energy	2.7%
Real Estate	1.1%
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000232777 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Equity Fund(formerly MFS® Intrinsic Value Fund)
Class Name	Class R2
Trading Symbol	UIVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Equity Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$120	1.15%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R2 shares of the MFS Intrinsic Equity Fund (fund) provided a total return of 8.46%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's decision to avoid investments in the utilities sector contributed positively to its relative performance.
    An underweight allocation to the consumer discretionary sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of stock selection and an underweight allocation to the information technology sector held back the fund's relative performance.
    Stock selection within both the health care and industrials sectors further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R2 without sales charge	8.46%	7.99%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	13.77%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Apr. 30, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 4,882,970
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 27,074	[21]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	4,882,970	Total Management Fee ($)#:	27,074
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	96.7%
Money Market Funds	3.3%
Equity sectors
Financials	17.9%
Health Care	16.6%
Information Technology	16.1%
Industrials	15.9%
Materials	15.7%
Consumer Discretionary	6.2%
Consumer Staples	4.5%
Energy	2.7%
Real Estate	1.1%
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000232774 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Equity Fund(formerly MFS® Intrinsic Value Fund)
Class Name	Class R1
Trading Symbol	UIVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Equity Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$172	1.65%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R1 shares of the MFS Intrinsic Equity Fund (fund) provided a total return of 7.94%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's decision to avoid investments in the utilities sector contributed positively to its relative performance.
    An underweight allocation to the consumer discretionary sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of stock selection and an underweight allocation to the information technology sector held back the fund's relative performance.
    Stock selection within both the health care and industrials sectors further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R1 without sales charge	7.94%	7.46%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	13.77%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Apr. 30, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 4,882,970
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 27,074	[22]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	4,882,970	Total Management Fee ($)#:	27,074
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	96.7%
Money Market Funds	3.3%
Equity sectors
Financials	17.9%
Health Care	16.6%
Information Technology	16.1%
Industrials	15.9%
Materials	15.7%
Consumer Discretionary	6.2%
Consumer Staples	4.5%
Energy	2.7%
Real Estate	1.1%
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000232775 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Equity Fund(formerly MFS® Intrinsic Value Fund)
Class Name	Class I
Trading Symbol	UIVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Equity Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class I shares of the MFS Intrinsic Equity Fund (fund) provided a total return of 9.05%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's decision to avoid investments in the utilities sector contributed positively to its relative performance.
    An underweight allocation to the consumer discretionary sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of stock selection and an underweight allocation to the information technology sector held back the fund's relative performance.
    Stock selection within both the health care and industrials sectors further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
I without sales charge	9.05%	8.53%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	13.77%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Apr. 30, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 4,882,970
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 27,074	[23]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	4,882,970	Total Management Fee ($)#:	27,074
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	96.7%
Money Market Funds	3.3%
Equity sectors
Financials	17.9%
Health Care	16.6%
Information Technology	16.1%
Industrials	15.9%
Materials	15.7%
Consumer Discretionary	6.2%
Consumer Staples	4.5%
Energy	2.7%
Real Estate	1.1%
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000232776 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Equity Fund(formerly MFS® Intrinsic Value Fund)
Class Name	Class C
Trading Symbol	UIVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Equity Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$172	1.65%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class C shares of the MFS Intrinsic Equity Fund (fund) provided a total return of 7.94%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's decision to avoid investments in the utilities sector contributed positively to its relative performance.
    An underweight allocation to the consumer discretionary sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of stock selection and an underweight allocation to the information technology sector held back the fund's relative performance.
    Stock selection within both the health care and industrials sectors further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
C without sales charge	7.94%	7.46%
C with CDSC (1% for 12 months)×	6.94%	7.46%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	13.77%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Apr. 30, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 4,882,970
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 27,074	[24]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	4,882,970	Total Management Fee ($)#:	27,074
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	96.7%
Money Market Funds	3.3%
Equity sectors
Financials	17.9%
Health Care	16.6%
Information Technology	16.1%
Industrials	15.9%
Materials	15.7%
Consumer Discretionary	6.2%
Consumer Staples	4.5%
Energy	2.7%
Real Estate	1.1%
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000232773 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Intrinsic Equity Fund(formerly MFS® Intrinsic Value Fund)
Class Name	Class A
Trading Symbol	UIVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Intrinsic Equity Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class A shares of the MFS Intrinsic Equity Fund (fund) provided a total return of 8.68%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's decision to avoid investments in the utilities sector contributed positively to its relative performance.
    An underweight allocation to the consumer discretionary sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of stock selection and an underweight allocation to the information technology sector held back the fund's relative performance.
    Stock selection within both the health care and industrials sectors further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
*For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
A without sales charge	8.68%	8.26%
A with initial sales charge (5.75%)	2.43%	6.84%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	13.77%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Apr. 30, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 4,882,970
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 27,074	[25]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	4,882,970	Total Management Fee ($)#:	27,074
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	96.7%
Money Market Funds	3.3%
Equity sectors
Financials	17.9%
Health Care	16.6%
Information Technology	16.1%
Industrials	15.9%
Materials	15.7%
Consumer Discretionary	6.2%
Consumer Staples	4.5%
Energy	2.7%
Real Estate	1.1%
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com

[1]	Includes the effect of any management fee waivers, if applicable.
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[23]	Includes the effect of any management fee waivers, if applicable.
[24]	Includes the effect of any management fee waivers, if applicable.
[25]	Includes the effect of any management fee waivers, if applicable.